Segment Information and Revenue Analysis (Tables)	12 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of revenues by domestic and overseas
	For the years ended June 30,
	2020	2019	2018
Mainland China	$78,840,635	$60,398,820	$47,196,671
Singapore	7,369,345	2,525,489	-
Hong Kong	3,071,857	1,961,763	1,414,175
Australia	2,167	46,865	210,984
Malaysia	125,748	-	-
Japan	5,394	-	-
India	652	-	-
Taiwan	-	-	116,763
Total	$89,415,798	$64,932,937	$48,938,593

Schedule of revenues by service lines
	For the years ended June 30,
	2020	2019	2018
IT consulting service	$87,136,754	$61,755,355	$47,159,651
Customized IT solution service	1,844,892	3,041,482	1,634,100
Other	434,152	136,100	144,842
Total	$89,415,798	$64,932,937	$48,938,593